American Independence Funds Trust
230 Park Avenue, Suite 534
New York, NY  10169
(212) 488-1331

January 7, 2014

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

Re:	American Independence Funds Trust Registration Nos.: 333-124214; 811-21757 Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Trust’s Form N-CSR for the annual period ended October 31, 2013.  Questions regarding this filing may be directed to the undersigned at the number provided above.

Sincerely,

/s/ Susan L. Silva
Susan L. Silva
Secretary

Encl.